Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Temproary equity redemption shares	7,695,128	11,500,000
Temporary equity, redemption price per share	$ 10.20	$ 10.20
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,250,000	1,250,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	4,333,047	528,175
Common stock, shares outstanding	4,333,047	528,175
Common stock, shares redemption	7,695,128	11,500,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000